Schedule III Supplementary Insurance Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	$ 7,335,687	$ 6,659,680	$ 5,725,161
Supplementary Insurance Information, Net Investment Income	1,281,197	1,238,660	1,122,462
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(6,541,577)	(5,857,137)	(5,143,164)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(691,123)	(928,105)	(848,580)
Supplementary Insurance Information, Other Operating Expense	(833,267)	(670,307)	(534,519)
Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	3,605,611	3,377,073
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	18,298,354	17,049,270
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	2,841,373	2,597,941
Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(61,686)	(62,358)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(538,526)	(519,370)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(155,034)	(204,317)
US Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	3,992,678	3,797,081	3,320,723
Supplementary Insurance Information, Net Investment Income	858,536	865,798	819,540
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(3,787,801)	(3,539,577)	(3,168,321)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(345,426)	(631,945)	(599,329)
Supplementary Insurance Information, Other Operating Expense	(356,191)	(268,704)	(196,448)
US Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	2,563,919	2,331,081
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	13,236,919	12,457,977
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	1,094,172	1,075,515
US Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(35,292)	(34,550)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(221,872)	(206,375)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(71,323)	(104,039)
Canada Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	835,298	797,206	614,831
Supplementary Insurance Information, Net Investment Income	188,304	169,136	141,586
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(673,105)	(656,358)	(501,136)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(146,680)	(144,680)	(127,828)
Supplementary Insurance Information, Other Operating Expense	(71,293)	(57,394)	(45,868)
Canada Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	250,262	245,645
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	2,762,175	2,703,322
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	192,187	181,326
Canada Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(524)	(776)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(215,176)	(217,174)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(20,364)	(42,924)
Europe And South Africa Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	1,194,477	918,513	781,952
Supplementary Insurance Information, Net Investment Income	44,351	37,039	34,176
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(1,001,921)	(734,392)	(656,485)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(35,833)	(35,154)	(30,815)
Supplementary Insurance Information, Other Operating Expense	(129,003)	(118,564)	(102,904)
Europe And South Africa Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	347,112	377,620
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	718,167	604,696
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	573,019	482,033
Europe And South Africa Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(12,092)	(13,348)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(32,945)	(31,366)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(22,166)	(22,120)
Asia Pacific Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	1,304,490	1,139,065	998,927
Supplementary Insurance Information, Net Investment Income	84,837	71,827	62,434
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(1,077,982)	(926,383)	(817,052)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(162,926)	(115,496)	(89,750)
Supplementary Insurance Information, Other Operating Expense	(147,272)	(127,703)	(107,171)
Asia Pacific Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	444,318	422,536
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	1,567,628	1,270,075
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	970,756	842,893
Asia Pacific Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	(13,778)	(13,684)
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	(68,533)	(64,455)
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	(40,964)	(34,726)
Corporate And Other Segment Reporting Information [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Premium Revenue	8,744	7,815	8,728
Supplementary Insurance Information, Net Investment Income	105,169	94,860	64,726
Supplementary Insurance Information, Benefits, Claims, Losses and Settlement Expense	(768)	(427)	(170)
Supplementary Insurance Information, Amortization of Deferred Policy Acquisition Costs	(258)	(830)	(858)
Supplementary Insurance Information, Other Operating Expense	(129,508)	(97,942)	(82,128)
Corporate And Other Segment Reporting Information [Member] | Reinsurance Assumed [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	191
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	13,465	13,200
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	11,239	16,174
Corporate And Other Segment Reporting Information [Member] | Reinsurance Ceded [Member]
Supplementary Insurance Information, by Segment [Line Items]
Supplementary Insurance Information, Deferred Policy Acquisition Costs	0	0
Supplementary Insurance Information, Liability for Future Policy Benefits, Losses, Claims and Loss Expense Reserves	0	0
Supplementary Insurance Information, Other Policy Claims and Benefits Payable	$ (217)	$ (508)